Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 722.8	$ 10.5	₨ 722.2
Service cost	7.7	0.1	7.6	₨ 12.9
Interest cost	66.3	1.0	57.9	53.4
Actuarial (gains)/losses	6.5	0.1	22.6
Benefits paid	(125.7)	(1.8)	(87.5)
Projected benefit obligation, end of the period	677.6	9.9	722.8	722.2
Change in plan assets:
Fair value of plan assets, beginning of the period	313.0	4.5	361.6
Expected return on plan assets	18.6	0.3	23.6	26.1
Actuarial gains/(losses)	4.8	0.1	5.9
Actual return on plan assets	23.4	0.4	29.5
Employer contributions	8.8	0.1	9.4
Benefits paid	(125.7)	(1.8)	(87.5)
Fair value of plan assets, end of the period	219.5	$ 3.2	313.0	₨ 361.6
Funded Status	₨ (458.1)		₨ (409.8)		$ (6.7)